GOODWILL (Tables)	12 Months Ended
Dec. 31, 2017
Changes in Carrying Amount of Goodwill

Changes in the carrying amount of goodwill for the years ended December 31, 2015, 2016 and 2017 are as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
	RMB	RMB	RMB
Balance at January 1, 2015	9,746,054	—	9,746,054
Translation difference	596,640	—	596,640

Balance at December 31, 2015	10,342,694	—	10,342,694
Translation difference	219,163	—	219,163

Balance at December 31, 2016	10,561,857	(10,561,857)	—
Translation difference	—	—	—

Balance at December 31, 2017	—	—	—

Balance at December 31, 2017 US$ (Note 3)	—	—	—